Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Earnings per share
The weighted average number of ordinary shares for the purpose of basic and diluted loss per share for the years ended December 31, 2021 and 2022 were retrospectively adjusted to reflect the Share Subdivision described in Note 21.

	Year ended December 31,
	2021	2022	2023
Net loss attributable to equity holders of the Company (RMB’000)	260,462	5,637,365	1,306,913
Weighted average number of ordinary shares in issue	1,647,547,772	1,927,746,700	2,259,760,407

Basic loss per share (RMB per share)	0.16	2.92	0.58